Condensed Financial Statements of Parent Company - Statements of Comprehensive Loss (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses:
General and administrative	¥ 392,815,316	$ 60,201,581	¥ 267,033,100	¥ 980,725,286
Total operating expenses	4,722,246,656	723,715,963	6,682,972,554	4,500,871,132
Interest income	10,418,919	1,596,769	48,440,468	27,087,009
Interest expense	(38,143,009)	(5,845,672)	(26,878,316)
Foreign exchange related gains (loss), net	(7,183,462)	(1,100,914)	1,868,497	4,133,996
Other income/(expenses), net	(7,308,728)	(1,120,112)	9,048,926	(69,181)
Loss before income taxes	(1,106,173,803)	(169,528,552)	(2,684,424,971)	(1,946,246,753)
Provision for income taxes	1,007,370	154,386	(4,842,876)	400,541
Net loss	(1,105,200,000)	(169,374,166)	(2,689,267,847)	(1,945,846,212)
Gains on repurchase of convertible redeemable preferred shares	0			18,332,152
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,137,873,932)	(174,386,810)	(2,709,228,737)	(2,028,941,350)
Net loss	(1,105,200,000)	(169,374,166)	(2,689,267,847)	(1,945,846,212)
Foreign currency translation adjustment, net of nil tax	102,254,115	15,671,129	(1,505,650)	(16,453,526)
Comprehensive loss attributable to Qutoutiao Inc.	(1,002,184,726)	(153,591,529)	(2,690,186,355)	(1,959,025,213)
Parent Company
Operating expenses:
General and administrative	(471,730,407)	(72,295,848)	(287,026,788)	(959,590,151)
Total operating expenses	(471,730,407)	(72,295,848)	(287,026,788)	(959,590,151)
Loss from operations	(471,730,407)	(72,295,848)	(287,026,788)	(959,590,151)
Investment income	0	0		3,098,150
Interest income	2,819,127	432,050	44,271,057	23,805,861
Interest expense	(36,773,704)	(5,635,817)	(26,878,316)
Foreign exchange related gains (loss), net	(6,920)	(1,061)
Other income/(expenses), net	(41,744)	(6,398)
Loss from subsidiaries and VIEs	(598,705,193)	(91,755,584)	(2,419,046,658)	(1,009,885,547)
Loss before income taxes	(1,104,438,841)	(169,262,658)	(2,688,680,705)	(1,942,571,687)
Provision for income taxes	0	0
Net loss	(1,104,438,841)	(169,262,658)	(2,688,680,705)	(1,942,571,687)
Accretion to convertible redeemable preferred shares redemption value	0	0		(101,806,743)
Gains on repurchase of convertible redeemable preferred shares	0	0		18,332,152
Deemed dividend to preferred shareholders	0	0		(1,916,871)
Net loss attributable to Qutoutiao Inc.'s ordinary shareholders	(1,137,873,932)	(174,386,810)	(2,709,228,737)	(2,028,941,350)
Net loss	(1,104,438,841)	(169,262,658)	(2,688,680,705)	(1,942,571,687)
Foreign currency translation adjustment, net of nil tax	102,254,115	15,671,129	(1,505,650)	(16,453,526)
Comprehensive loss attributable to Qutoutiao Inc.	(1,002,184,726)	(153,591,529)	(2,690,186,355)	(1,959,025,213)
Parent Company | Subsidiary
Operating expenses:
Accretion to convertible redeemable preferred shares redemption value	(48,276,771)	(7,398,739)	¥ (20,548,032)	¥ (978,201)
Gains on repurchase of convertible redeemable preferred shares	¥ 14,841,680	$ 2,274,587